Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	65 Months Ended	66 Months Ended	77 Months Ended	78 Months Ended	89 Months Ended	101 Months Ended	113 Months Ended
	Jul. 21, 2021	Apr. 17, 2019	Jun. 06, 2016	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000169811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ESG Large Cap Core Fund (Class R6/JHJRX)
Accumulated Value			$ 1,000,000		$ 1,013,000				$ 1,196,214.4216			$ 1,312,931.048431			$ 1,522,579.720693			$ 1,670,990.621034		$ 2,450,205.647352		$ 2,007,401.640524		$ 2,157,331.217064	$ 2,847,068.882268	$ 3,176,529.785788
C000169807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ESG Large Cap Core Fund (Class I/JHJIX)
Accumulated Value			250,000		253,000				298,589.92955			327,363.118142			379,290.932349			415,608.520821		608,819.860039		498,447.857372		535,097.247934	705,380.651186	785,989.019687
C000169813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ESG Large Cap Core Fund (Class C/JHJCX)
Accumulated Value			10,000		10,080				11,768.155661			12,781.108721			14,670.501552			15,913.004717		23,078.117547		18,702.023897		19,879.760661	25,942.924052	28,629.132497
C000169812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ESG Large Cap Core Fund (Class A/JHJAX)
Accumulated Value			9,500		9,604.5				11,302.253081			12,366.077652			14,294.225292			15,621.822336		22,824.131832		18,632.758019		19,955.455401	26,238.586386	29,169.24232
C000211219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							International Dynamic Growth Fund (Class A/JIJAX)
Accumulated Value		$ 9,500				$ 9,956				$ 12,583.022019			$ 17,455.678386			$ 11,147.415461			$ 12,177.166659		$ 17,407.359592		$ 21,639.424149
C000211220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							International Dynamic Growth Fund (Class C/JIJCX)
Accumulated Value		10,000				10,440				13,099.999979			18,040.538163			11,430.728888			12,398.483887		17,587.894611		21,711.372281
C000211217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							International Dynamic Growth Fund (Class I/JIJIX)
Accumulated Value		250,000				262,500				332,430.737625			462,432.441577			296,014.451056			324,328.271781		464,706.265752		579,427.26993
C000211216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							International Dynamic Growth Fund (Class NAV)
Accumulated Value		10,000				10,500				13,326.938205			18,541.125167			11,883.296917			13,046.926344		18,704.719821		23,345.384189
C000211218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							International Dynamic Growth Fund (Class R6/JIJRX)
Accumulated Value		1,000,000				1,050,000				1,331,603.8785			1,853,991.147913			1,186,858.87125			1,303,060.805181		1,868,568.671422		2,332,294.740718
C000228574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Global Environmental Opportunities Fund (Class R6/JACDX)
Accumulated Value	$ 1,000,000			$ 1,068,000				$ 795,999.9978			$ 856,839.885552			$ 1,087,491.706093			$ 1,166,686.440853
C000228578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Global Environmental Opportunities Fund (Class I/JABVX)
Accumulated Value	250,000			267,000				198,749.99934			213,752.011015			270,837.631986			290,532.868749
C000228577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Global Environmental Opportunities Fund (Class C/JABYX)
Accumulated Value	10,000			10,650				7,860.000011			8,370.000042			10,490.000022			11,140.34656
C000228576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Global Environmental Opportunities Fund (Class A/JABZX)
Accumulated Value	9,500			10,136.5				7,533.500017			8,084.499982			10,212.499965			10,930.061973
Standard And Poor s 500 C000169811 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000		1,020,856.21				1,262,108.491918			1,354,825.972931			1,548,920.997272			1,699,328.955223		2,428,578.337322		2,073,737.445024		2,284,072.652497	3,152,410.243011	3,828,679.852477
Standard And Poor s 500 C000169807 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000		255,214.0525				315,527.12298			338,706.493233			387,230.249318			424,832.238806		607,144.584331		518,434.361256		571,018.163124	788,102.560752	957,169.963118
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value			$ 10,000		$ 10,208.5621				$ 12,621.084919			$ 13,548.259729			$ 15,489.209972			$ 16,993.289551		$ 24,285.783371		$ 20,737.374448		$ 22,840.726523	$ 31,524.102427	$ 38,286.798521
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Index
Accumulated Value		10,000				10,158.4374				9,893.212282			12,827.650739			9,655.770625			10,821.404247		13,454.527197		16,808.54022
MSCI ACWI ex USA C000211218 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000				1,015,843.74				989,321.228169			1,282,765.073881			965,577.062483			1,082,140.424708		1,345,452.719692		1,680,854.022011
MSCI ACWI ex USA C000211217 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000				253,960.935				247,330.307042			320,691.26847			241,394.265621			270,535.106177		336,363.179923		420,213.505503
MSCI ACWI C000228574 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,048,977.98				839,630.234659			927,807.41265			1,232,042.894995			1,511,012.174672
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI
Accumulated Value	10,000			10,489.7798				8,396.302347			9,278.074127			12,320.428951			15,110.121748
MSCI ACWI C000228578 [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000			$ 262,244.495				$ 209,907.558665			$ 231,951.853163			$ 308,010.723749			$ 377,753.043668
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Growth Index
Accumulated Value		10,000				10,430.0519				11,622.203182			14,264.061761			9,843.238043			10,747.664875		13,453.489246		16,381.976307
MSCI ACWI ex USA Growth C000211218 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000				1,043,005.19				1,162,220.318165			1,426,406.176062			984,323.804307			1,074,766.487478		1,345,348.924534		1,638,197.630601
MSCI ACWI ex USA Growth C000211217 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 250,000				$ 260,751.2975				$ 290,555.079541			$ 356,601.544015			$ 246,080.951076			$ 268,691.621869		$ 336,337.231133		$ 409,549.40765